Document And Entity Information	Feb. 04, 2021
Cover [Abstract]
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001604028
Document Period End Date	Feb. 04, 2021
Entity Emerging Growth Company	false
Entity File Number	001-36557
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	51-0105665
Entity Address, Address Line One	4640 Trueman Boulevard
Entity Address, City or Town	Hilliard
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43026
City Area Code	614
Local Phone Number	658-0050
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	WMS
Security Exchange Name	NYSE